Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0000049600
Registrant Name	EastGroup Properties, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A